Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	TPIV
Entity Registrant Name	TAPIMMUNE INC.
Entity Central Index Key	0001094038
Entity Filer Category	Smaller Reporting Company